Consolidated Statement of Income - EUR (€) € in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018		Jun. 30, 2017	Jun. 30, 2018		Jun. 30, 2017
Consolidated Statement of Income [Line Items]
Interest and similar income	€ 6,678	[1]	€ 6,261	€ 12,884	[1]	€ 12,274
Interest expense	3,249		3,181	6,542		6,135
Net interest income	3,429		3,081	6,342		6,138
Provision for credit losses	95		79	183		212
Net interest income after provision for credit losses	3,334		3,002	6,160		5,926
Commissions and fee income	2,669		2,839	5,359		5,773
Net gains (losses) on financial assets/liabilities at fair value through profit or loss	147		845	1,296		1,953
Net gains (losses) on financial assets at amortized cost	0		0	2		0
Net gains (losses) on financial assets mandatory at fair value through other comprehensive income	125		0	279		0
Net gains (losses) on financial assets available for sale	0		78	0		198
Net income (loss) from equity method investments	74		84	176		103
Other income (loss)	146		(310)	113		(204)
Total noninterest income	3,161		3,535	7,225		7,823
Compensation and benefits	3,050		2,921	6,052		6,068
General and administrative expenses	2,552		2,724	6,008		5,924
Impairment of goodwill and other intangible assets	0		6	0		6
Restructuring activities	182		64	181		50
Total noninterest expenses	5,784		5,715	12,241		12,049
Income (loss) before income taxes	711		822	1,143		1,701
Income tax expense (benefit)	310		357	622		660
Net income (loss)	401		466	521		1,041
Net income (loss) attributable to noncontrolling interests	40		19	40		23
Net income (loss) attributable to Deutsche Bank shareholders and additional equity components	€ 361		€ 447	€ 481		€ 1,018

[1]	Interest and similar income included 4.1 billion for the three months ended June 30, 2018 and 8.0 billion for the six months ended June 30, 2018 calculated based on effective interest method.